Subsidiaries with Non-controlling Interests - Financial Information of Material Subsidiaries with Non-controlling Interests - Parenthetical (Details) - Non Current Liabilities [member] - Unsecured [member]
$ in Thousands
Dec. 31, 2018 CAD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Advances from non controlling interests	$ 2,092
Accrued interest	$ 44
Borrowings interest rate	5.00%